Investment Objectives and Goals - PeakShares RMR Prime Equity ETF	Nov. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – PeakShares RMR Prime Equity ETF
Objective, Primary [Text Block]	Investment Objective. The primary investment objective of the PeakShares RMR Prime Equity ETF (the “Fund”) is to seek to provide capital appreciation and income generation.